Income Tax Expense (Details) - Schedule of unrecognised deferred tax assets (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unrecognised Deferred Tax Assets [Abstract]
Temporary difference rate	27.50%	16.60%
Tax losses rate	25.50%	21.70%